Bank borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Bank borrowings, current portion	$ 2,876,000
Bank borrowings, non-current portion	17,291,000	$ 19,924,000
Total	20,167,000	19,924,000
Net interest expense capitalized	$ 1,000,000	$ 890,000	$ 470,000
Minimum | Loan Prime Rate
Debt Instrument [Line Items]
Spread on variable basis rate	15.00%